TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION [Abstract]
TAXATION
18.	TAXATION

Enterprise income tax

Cayman Islands

The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and its Consolidated VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2021, 2022 and 2023. Garena Online was granted an additional five-year Development and Expansion Incentive (“DEI”) by the Singapore Economic Development Board (the “EDB”) commencing from January 1, 2017, with another five-year extension commencing from January 1, 2022, which grant a concessionary tax rate of 10% from January 1, 2017 to December 31, 2021 and 10.5% from January 1, 2022 to December 31, 2026 on qualifying income, subject to certain terms and conditions imposed by the EDB.

Others

Subsidiaries incorporated in other countries are subject to the respective applicable corporate income tax rates of the countries where they are resident.

In March 2021, the Philippines reduced its corporate income tax rate from 30% to 25%, effective retroactively from July 1, 2020.

Income tax expense comprises:

	Year ended December 31,
	2021 $	2022 $	2023 $

Current income tax	289,998	272,070	317,893
Deferred tax	(975)	(140,553)	(94,551)
Withholding tax expense	43,842	36,878	39,338
	332,865	168,395	262,680

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021 $	2022 $	2023 $

(Loss) Income before income tax and share of results of equity investees	(1,715,184)	(1,500,533)	432,394

Tax expense computed at tax rate of 17%	(291,581)	(255,091)	73,507
Changes in valuation allowance	828,141	389,129	44,491
Non-taxable and non-deductible items	17,586	25,387	(11,306)
Effect of concessionary tax rate and tax reliefs	(183,962)	(117,558)	(42,696)
Withholding tax expense	43,842	36,878	39,338
Foreign tax effects	(82,388)	85,204	154,756
Changes in unrecognized tax benefits	–	–	6,000
Others	1,227	4,446	(1,410)
	332,865	168,395	262,680

Deferred tax

The significant components of deferred taxes are as follows:

	As of December 31,
	2022 $	2023 $
Deferred tax assets
Property and equipment	11,039	16,094
Deferred revenue	93,163	161,981
Unutilized tax losses and unused capital allowances	2,049,196	2,197,209
Provision and accrued expenses	58,650	74,330
Allowance for credit losses	41,002	56,308
Others	19,844	19,437
Valuation allowance	(2,013,288)	(2,159,905)
Total deferred tax assets	259,606	365,454

Deferred tax liabilities
Property and equipment	(14,456)	(7,853)
Deferred payment channel costs	(7,111)	(24,483)
Others	(2,780)	(4,290)
Total deferred tax liabilities	(24,347)	(36,626)
Net deferred tax assets	235,259	328,828

The use of these tax losses and capital allowances is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date except tax losses approximating to $3,473,098, $2,661,916 and $2,189,029 as of December 31, 2021, 2022 and 2023, respectively. The tax losses of $2,189,029 as of December 31, 2023 will expire from 2024 to 2035.

The utilization of deferred tax assets recognized by the group is dependent upon future taxable income in excess of income arising from the reversal of existing taxable temporary differences.

As of December 31, 2023, no deferred tax liability has been recognised on the undistributed earnings of its foreign subsidiaries as the Company either intends to permanently reinvest the undistributed earnings to fund its future operations or no withholding tax is imposed on the remittance of undistributed earnings in certain jurisdiction.